Supplement to Accumulation Life(r) Prospectus
                    Supplement dated May 1, 2006 to
            Prospectus dated April 30, 1998 as supplemented

Please use the following contact information when inquiring about your Policy.

   For general correspondence, 			      For payments,
please contact our Home Office at:	  please contact our Payment Processing
 Symetra Life Insurance Company		               Center at:
         PO Box 7902				     PO Box 34815
    London, KY 40742-9899		          Seattle, WA 98124
        1-800-796-3872

For overnight mail, please contact us at: 	On the internet, please go to:
    777 108th Ave. NE, Suite 1200
        Bellevue, WA 98004			    http:\\www.symetra.com



   The disclosure set forth below replaces the information under the heading "Fund Expenses" found in the prospectus and any other prior supplements.
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SYMETRA SEPARATE ACCOUNT SL EXPENSE TABLE
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2005. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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													Net Total
													Annual
								          Total       Contractual      Portfolio
								          Annual      Expense	        Operating
PORTFOLIO					     Management Other     Portfolio   Waiver or	      Expenses (After
(as a percentage of average net assets)		     Fees	Expenses  Expenses    Reimburse-          any
								     	              ent	       reimbursement
													and waiver
	    	    	        									agreements)
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Pioneer Bond VCT Portfolio - Class I Shares 		0.50%	0.33%	   0.83%	-0.21% (1)	0.62%
Pioneer Fund VCT Portfolio - Class I Shares 		0.65%	0.05%	   0.70%	--	        0.70%
Pioneer Growth Opportunities VCT Portfolio  -- 		0.74%	0.06%	   0.80%	-0.01% (2)	0.79%
Class I Shares
Pioneer Mid Cap Value  VCT Portfolio - Class I 		0.65%	0.06%	   0.71%	--	        0.71%
Shares

Fidelity VIP Asset Manager Portfolio - Initial 		0.52%	0.12%	   0.64%	-0.01% (3)	0.63% (3)
Class Shares

Fidelity VIP Asset Manager: Growth Portfolio - 		0.57%	0.17%	   0.74%	-0.02% (3)      0.72% (3)
Initial Class Shares

Fidelity VIP Contrafund(r)Portfolio - Initial 		0.57%	0.09%	   0.66%	-0.02% (3)      0.64% (3)
Class Shares

Fidelity VIP Equity-Income Portfolio - Initial 		0.47%	0.09%	   0.56%	-0.01% (4)	0.55% (4)
Class Shares

Fidelity VIP Growth Portfolio - Initial Class 		0.57%	0.10%	   0.67%	-0.04% (3)      0.63% (3)
shares

Fidelity VIP High Income Portfolio - Initial		0.57%	0.13%	   0.70%	--	        0.70%
Class Shares
Fidelity VIP Index 500 Portfolio- Initial 		0.10%	0.00%	   0.10% (6)	--	        0.10%
Class Shares (5)
Fidelity VIP Investment Grade Bond Portfolio -		0.36%	0.13%	   0.49%	--	        0.49%
Initial Class Shares
Fidelity VIP Money Market Portfolio - Initial 		0.20%	0.09%	   0.29%	--	        0.29%
Class Shares
Fidelity VIP Overseas Portfolio - Initial Class 	0.72%	0.17%	   0.89%	-0.07% (3)      0.82% (3)
Shares


ING VP Natural Resources Portfolio  (7) (8)		1.00%	0.33% (9)  1.33%	-0.15%	        1.18%
ING JPMorgan  Emerging Markets Equity Portfolio  (10)	1.25%	0.00%	   1.25%	--	        1.25% (11)
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(1) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79%
    of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for the Fidelity VIP Asset Manager Portfolio - Initial
    Class Shares;   0.72% for the Fidelity VIP Asset Manager: Growth Portfolio - Initial Class Shares;
    0.64% for the Fidelity VIP Contrafund(r) Portfolio - Initial Class shares;  0.63% for the Fidelity VIP Growth
    Portfolio - Initial Class shares and  0.82% for the Fidelity VIP Overseas Portfolio - Initial Class Shares.
    These offsets may be discontinued at any time.

(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for the
    Fidelity VIP Equity-Income Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

(5) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees.

(6) Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
    This expense limit may not be increased without approval of the fund's shareholders and board of trustees.
    Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

(7) The table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund, has agreed.

(8) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investment, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers,
    Reimbursements and Recoupments." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. The expense limitation agreement may be terminated by the Fund upon at least 90 days'
    prior written notice to ING Investments LLC, or upon termination of the investment management agreement.
    In addition, effective January 1, 2006, pursuant to a side agreement, ING Investment, LLC has lowered the expense limit for the Fund to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investment, LLC elects to renew it. If after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

(9) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

(10)The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(11)For the ING JPMorgan Emerging Markets Equity Portfolio Class I, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year end.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

Explanation of Expense Table
The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements.  Although we have chosen not to update Appendix B or C here, they still generally show how expenses and charges affect your contract value.
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